Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
(1)	Amount due from related parties-current

	As of December 31,
	2017	2018
	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (ii)	33,460	—

Total	33,460	—

(ii)	The amount of RMB33,460 as of December 31, 2017 represented the advance payment of revenue sharing of live video service made to Hunan Qindao Network Media Technology Co., Ltd.

(2)	Amount due to related parties - current

	As of December 31,
	2017	2018
	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (iii)	32	43,178
Amount due to ordinary shareholders (iv)	37,572	39,704
Others	156	66

Total	37,760	82,948

(iii)	The amount of RMB43,178 as of December 31, 2018 primarily represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.

(iv)	The amount of RMB37,572 and RMB39,704 as of December 31, 2017 and 2018 primarily included the unpaid repurchase amount by the Group to its ordinary shareholders.

(3)	Sales to related parties

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Hangzhou Yihong Advertisement Co., Ltd. (v)	—	17,659	—
Hangzhou Alimama Technology Co., Ltd. (v)	273	2,309	—
Guangzhou Aijiuyou Informational Technology Co., Ltd. (vi)	2,660	1,242	—
Zhejiang Tmall Technology Co., Ltd. (v)	5,462	500	—
Shanghai Xisue Network Technology Co., Ltd. (v)	5,981	—	—
Taobao (China) Software Co., Ltd. (v)	1,698	—	—
Others	61	12	—

Total	16,135	21,722	—

(v)	The sales to related parties represented mobile marketing services provided.

(vi)	The sales to related parties represented mobile game revenue generated through those game operating companies.

(4)	Purchase from related parties

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (vii)	26,759	139,406	429,345
Beijing Shiyue Haofeng Media Co., Ltd. (vii)	—	—	2,005
Alibaba Cloud Computing Ltd. (viii)	22,534	74,705	—
Hunan Qindao Cultural Spread Ltd. (vii)	—	61,676	—
Taobao (China) Software Co., Ltd.	2,169	2,283	—
Guangzhou Jianyue Information Technology Co., Ltd.	—	803	—
Shanghai Touch Future Network Technology Co., Ltd.	2,335	—	—

Total	53,797	278,873	431,350

(vii)

The purchases from Hunan Qindao Network Media Technology Co., Ltd., Beijing Shiyue Haofeng Media Co. Ltd. and Hunan Qindao Cultural Spread Ltd. mainly represent the revenue sharing with talent agencies of live video service.

(viii)	The purchase form Alibaba Cloud Computing Ltd. is mainly related to its cloud computing services.